Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 $ / shares	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 $ / shares
Net of allowance	¥ 119
Accounts receivable, net of allowance	19,895		15,433
Net of allowance, amounts due from related parties	233
Net of allowance, other receivables, deposits and other assets	797
Net of allowance, amounts due from Affected Entities
Net of allowance, restricted cash – non current	0
Net of allowance, other non-current assets	829
Accounts payable	10,941		3,834
Amounts due to related parties	5,641		11,897
Accrued expenses and other current liabilities	6,984		11,548
Short term loan
Income tax payable	19,091		9,587
Contract liabilities	139,126		134,090
Refund liabilities	10,398		9,876
Operating lease liabilities	12,005		16,648
Bond payable
Including amounts due to Affected Entities	283,270		14,067
Non-current contract liabilities	1,084		1,772
Deferred tax liabilities, net	9,561		8,007
Including bond payable
Long term loan
Other non-current liabilities	13,154		26,843
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Bright Scholar Education Holdings Limited of RMB and RMB as of August 31, 2020 and 2021, respectively)			3,771
Operating lease liabilities – non current	¥ 29,693		¥ 83,077
Share Capital
Share capital par value (in Dollars per share and Yuan Renminbi per share) | $ / shares		$ 0.00001		$ 0.00001
Share capital, shares issued (in Shares) | shares	118,928,526		119,488,962
Share capital shares outstanding (in Shares) | shares	118,928,526		119,488,962